SCHEDULE OF LONG-TERM BORROWINGS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Line of Credit Facility [Line Items]
Total		¥ 76,727	¥ 105,245
Less: long-term borrowing-current portion		(25,061)	(29,300)
Long-term borrowing	$ 7,388	51,666	75,945
Line of Credit [Member]
Line of Credit Facility [Line Items]
Total		¥ 76,727	¥ 105,245